Assets held for sale - Schedule of Assets and Liabilities Held For Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Property, plant and equipment	$ 30,352	$ 29,256	$ 28,235
Intangible assets	16,609	16,183	$ 15,570
Goodwill	10,942	10,906
Total assets	71,940	69,329
Long-term debt	31,135	27,783
Deferred tax liabilities	4,869	4,953
Other non-current liabilities	1,717	1,070
Total liabilities	$ 51,383	46,814
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Property, plant and equipment		12
Intangible assets		26
Goodwill		22
Total assets		60
Long-term debt		7
Deferred tax liabilities		6
Other non-current liabilities		2
Total liabilities		15
Total net assets		$ 45